Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000142756 | Cisco Systems9290690
Holdings [Line Items]
Percent of Total Investments	3.40%
C000142756 | Verizon Communications9290909
Holdings [Line Items]
Percent of Total Investments	2.70%
C000142756 | TD SYNNEX9290887
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142756 | AT&T9290652
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142756 | ExxonMobil9290738
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142756 | Bank of New York Mellon9290664
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142756 | Altria Group9290631
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142756 | Avnet9290659
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142756 | Amdocs9290634
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142756 | Hewlett Packard Enterprise9290776
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142757 | Cisco Systems9290690
Holdings [Line Items]
Percent of Total Investments	3.40%
C000142757 | Verizon Communications9290909
Holdings [Line Items]
Percent of Total Investments	2.70%
C000142757 | TD SYNNEX9290887
Holdings [Line Items]
Percent of Total Investments	2.30%
C000142757 | AT&T9290652
Holdings [Line Items]
Percent of Total Investments	2.20%
C000142757 | ExxonMobil9290738
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142757 | Bank of New York Mellon9290664
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142757 | Altria Group9290631
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142757 | Avnet9290659
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142757 | Amdocs9290634
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142757 | Hewlett Packard Enterprise9290776
Holdings [Line Items]
Percent of Total Investments	1.60%